GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Areas
The following table presents total revenues for the years ended December 31, 2013, 2014 and 2015 from a geographical perspective:

	Year ended December 31,
	2013	2014	2015
Revenues from sales to customers located at:

The United States	$54,914	$75,881	$69,125
America – other	18,302	17,605	19,560
EMEA *)	53,361	55,376	62,689
Asia Pacific	66,420	73,030	65,192

	$192,997	$221,892	$216,566

*)	Europe, the Middle East and Africa.

Schedule of Long-Lived Assets by Geographical Areas
The following table presents long-lived assets as of December 31, 2014 and 2015 from a geographical perspective:

	December 31,
	2014	2015
Long-lived assets, by geographic region:

America (principally the United States)	$1,913	$2,101
Israel	16,878	22,286
EMEA - other	693	578
Asia Pacific	1,108	1,238

	$20,592	$26,203